Subsequent events	12 Months Ended
Dec. 31, 2017
Subsequent events [abstract]
Subsequent events
42	Subsequent events

(a)	After the end of the reporting period, the directors proposed a final dividend. Further details are disclosed in Note 23.

(b)
On 28 September 2017, Huaneng Group entered into a guarantee agreement with Industrial and Commercial Bank of China Limited ("ICBC"), to provide guarantee amounted USD100 million for short-term loans of Huaneng Shandong Ruyi (Pakistan) Energy (Private) Ltd., a subsidiary of "Ruyi (Hong Kong) Energy", which is a joint venture of Shandong Power. According to the "Proposal of Shandong Power's takeover of the guarantee agreement for short-term loans of the Sahiwal Project in Pakistan". Shandong Power is expected to issue the confirmation letter upon the approval from the general meeting of shareholders, which officially confirms with ICBC, Huaneng Group and Shandong Ruyi Technology Group Co., Ltd. that it will take over the obligation of Huaneng Group under the aforementioned guarantee agreement thereon.

On January 30 2018, the first extraordinary general meeting of the Company approved the proposal. At the date on which financial statements were approved for issue, Shandong Power is in the process of takeover the guarantee agreement. Huaneng Group are still held responsible for the guarantee agreement before the confirmation letter is issued.

(c)
The Company issued super short-term bonds with face value of RMB4 billion bearing annual interest rate of 4.35% in February 2018. The bonds are denominated in RMB and mature in 90 days, with a par value of RMB100.

The Company issued super short-term bonds with face value of RMB2 billion bearing annual interest rate of 4.35% in March 2018. The bonds are denominated in RMB and mature in 90 days, with a par value of RMB100.

(d)
On 5 February 2018, the Public Offering Review Committee of the China Securities Regulatory Commission reviewed the application of the Company for the non-public issuance of A Shares. According to the review results, the Company's application for non-public issuance of A Shares was approved.